UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company 1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED CORPORATE BOND ETF

July 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 96.92%

UNITED STATES — 96.92%
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	81,450	$9,655,898

		9,655,898

TOTAL INVESTMENT COMPANIES (Cost: $9,719,375)		9,655,898

SHORT-TERM INVESTMENTS — 1.96%

MONEY MARKET FUNDS — 1.96%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	195,740	195,740

		195,740

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,740)		195,740

TOTAL INVESTMENTS IN SECURITIES — 98.88% (Cost: $9,915,115)		9,851,638
Other Assets, Less Liabilities — 1.12%		111,530

NET ASSETS — 100.00%		$9,963,168

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts sold as of July 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
(6)	2 -Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	$(1,316,531)	$1,681

(17)	5-Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	(2,020,211)	12,082

(23)	10-Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	(2,866,016)	10,802

(13)	U.S. Treasury Long Bond (Sep. 2014)	Chicago Board of Trade	(1,786,281)	(9,797)

(11)	Ultra Long U.S. Treasury Bond (Sep. 2014)	Chicago Board of Trade	(1,659,281)	(20,419)

Net Unrealized Depreciation			$(9,648,320)	$(5,651)

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® INTEREST RATE HEDGED HIGH YIELD BOND ETF

July 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 98.51%

UNITED STATES — 98.51%
iShares iBoxx $ High Yield Corporate Bond ETF[a]	260,875	$24,115,285

		24,115,285

TOTAL INVESTMENT COMPANIES
(Cost: $24,694,790)		24,115,285

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	245,080	245,080

		245,080

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,080)		245,080

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $24,939,870)		24,360,365
Other Assets, Less Liabilities — 0.49%		119,898

NET ASSETS — 100.00%		$24,480,263

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Financial futures contracts sold as of July 31, 2014 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
(46)	2-Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	$(10,093,406)	$3,244

(66)	5-Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	(7,843,172)	28,354

(37)	10-Year U.S. Treasury Note (Sep. 2014)	Chicago Board of Trade	(4,610,547)	11,161

(2)	U.S. Treasury Long Bond (Sep. 2014)	Chicago Board of Trade	(274,813)	(1,627)

Net Unrealized Appreciation			$(22,821,938)	$41,131

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® LIQUIDITY INCOME ETF

July 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 7.31%
BMW Vehicle Lease Trust
Series 2014-1, Class A2
0.45%, 03/21/16	$375	$375,043
CarMax Auto Owner Trust
Series 2014-1, Class A2
0.47%, 02/15/17	250	250,095
CarMax Auto Owner Trust 2014-2
Series 2014-2, Class A2
0.46%, 04/17/17	200	199,969
CNH Equipment Trust
Series 2014-A, Class A2
0.49%, 06/15/17	200	200,001
Ford Credit Auto Owner Trust
Series 2014-A, Class A2
0.48%, 11/15/16	89	88,899
Honda Auto Receivables 2014-2 Owner Trust
Series 2014-2, Class A2
0.39%, 09/19/16	250	249,898
Hyundai Auto Receivables Trust
Series 2014-A, Class A2
0.46%, 01/16/17	200	200,016
Mercedes-Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 06/15/16	250	250,120
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A2
0.42%, 03/20/17	200	199,912

		2,013,953

TOTAL ASSET-BACKED SECURITIES
(Cost: $2,013,804)		2,013,953

CERTIFICATES OF DEPOSIT — 10.62%
Bank of Nova Scotia
0.67%, 09/11/15	571	573,094
Credit Industriel Et Commercial
0.52%, 04/14/15	500	499,930
Credit Suisse New York
0.52%, 01/23/15	250	250,220
0.55%, 08/24/15	250	249,867
Sumitomo Mitsui Banking Corp.
0.63%, 04/01/15	1,050	1,051,952
Svenska Handelsbanken AB
0.40%, 12/19/14	300	300,197

		2,925,260

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $2,925,028)		2,925,260

COMMERCIAL PAPER(a) — 5.90%
Daimler Finance North America LLC
0.61%, 02/02/15	300	299,338
Electricite de France
0.55%, 01/02/15	500	500,675
Nissan Motor Acceptance Corp.
0.28%, 09/04/14	325	324,923

Security	Principal (000s)	Value

Vodafone Group PLC
0.44%, 04/10/15	$500	$498,345

		1,623,281

TOTAL COMMERCIAL PAPER
(Cost: $1,621,138)		1,623,281

CORPORATE BONDS & NOTES — 60.85%

AUTO MANUFACTURERS — 4.01%
Toyota Motor Credit Corp.
0.38%, 09/18/15[b]	250	250,255
Volkswagen International Finance NV
0.83%, 11/20/14[b,c]	350	350,556
1.63%, 03/22/15[c]	500	504,095

		1,104,906
BANKS — 32.69%
Australia and New Zealand Banking Group Ltd.
0.61%, 01/10/17[b,c]	250	250,664
Bank of America N.A.
0.70%, 11/14/16[b]	275	275,497
Bank of Montreal
0.70%, 09/11/15[b]	350	351,516
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[b,c]	500	504,138
Barclays Bank PLC
2.75%, 02/23/15	300	303,914
BNP Paribas SA
2.98%, 12/20/14[b]	750	757,372
BPCE SA
0.73%, 07/15/15[b]	500	500,565
1.07%, 02/10/17[b]	250	252,427
Commonwealth Bank of Australia
0.44%, 12/04/15[b,c]	250	250,102
0.73%, 09/20/16[b,c]	250	251,430
1.03%, 09/18/15[b,c]	450	453,503
Deutsche Bank AG London
3.45%, 03/30/15	500	509,490
ING Bank NV
0.49%, 02/24/15[b,c]	500	499,945
Macquarie Bank Ltd.
0.67%, 06/15/16[b,c]	275	274,946
National Australia Bank Ltd.
0.66%, 12/02/16[b,c]	600	602,079
Nordea Bank AB
2.25%, 03/20/15[c]	400	404,869
Royal Bank of Canada
0.45%, 12/16/15[b]	300	300,408
Suncorp-Metway Ltd.
0.70%, 05/23/16[b,c,d]	500	500,213
Svenska Handelsbanken AB
0.68%, 03/21/16[b]	400	402,032
Wells Fargo & Co.
0.44%, 10/28/15[b]	600	600,826
Westpac Banking Corp.
0.99%, 09/25/15[b]	750	755,976

		9,001,912

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

July 31, 2014

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 8.91%
American Express Credit Corp.
1.33%, 06/12/15[b]	$1,125	$1,134,646
Credit Suisse (USA) Inc.
4.88%, 01/15/15	435	443,524
General Electric Capital Corp.
0.42%, 05/11/16[b]	150	149,954
0.43%, 01/08/16[b]	200	200,131
0.83%, 01/08/16[b]	350	352,231
1.09%, 05/09/16[b]	170	172,058

		2,452,544
FOOD — 3.85%
Nabisco Inc.
7.55%, 06/15/15	1,000	1,059,788

		1,059,788
INSURANCE — 0.97%
Prudential Financial Inc.
Series B
5.10%, 09/20/14	265	266,635

		266,635
MANUFACTURING — 2.73%
Tyco Electronics Group SA
1.00%, 01/29/16[b]	750	750,175

		750,175
MEDIA — 1.86%
NBCUniversal Media LLC
3.65%, 04/30/15	500	512,138

		512,138
OIL & GAS — 0.91%
Devon Energy Corp.
0.68%, 12/15/15[b]	250	250,916

		250,916
PIPELINES — 1.23%
Enterprise Products Operating LLC
Series G
5.60%, 10/15/14	127	128,316
Series I
5.00%, 03/01/15	205	210,276

		338,592
RETAIL — 1.82%
Walgreen Co.
1.00%, 03/13/15	500	501,777

		501,777

Security	Principal or Shares (000s)	Value

TELECOMMUNICATIONS — 1.87%
Verizon Communications Inc.
2.50%, 09/15/16	$500	$516,070

		516,070

TOTAL CORPORATE BONDS & NOTES
(Cost: $16,734,141)		16,755,453

REPURCHASE AGREEMENTS — 12.62%
Barclays Capital Inc., 0.50%, 9/24/14 (Purchased on 6/24/14 to be repurchased at $500,639, collateralized by various corporate debt obligations, 6.13% to 8.45%, due 10/03/16 to 12/29/49, par and fair value of $557,830 and $573,943, respectively)	500	500,000
Citigroup Global Markets Inc., 0.43%, 8/01/14[b] (Purchased on 7/14/14 to be repurchased at $1,001,511, collateralized by U.S. Treasury obligations, 0.88%, due 12/31/16, par and fair value of $1,016,500 and $1,019,374, respectively)	1,000	1,000,000
Morgan Stanley & Co. LLC, 0.48%, 9/17/14[b] (Purchased on 6/19/14 to be repurchased at $600,472, collateralized by U.S. government agency obligations, 0.00%, due 5/16/41, par and fair value of $1,172,499 and $618,000, respectively)	600	600,000
RBS Securities Inc., 1.00%, 9/02/14 (Purchased on 7/02/14 to be repurchased at $500,904, collateralized by corporate debt obligations, 5.41%, due 6/28/47, par and fair value of $555,000 and $563,353, respectively)	525	525,000
SG Americas Securities LLC, 0.32%, 8/01/14[b] (Purchased on 1/09/14 to be repurchased at $851,541, collateralized by various corporate debt obligations, 1.50% to 9.00%, due 4/01/15 to 6/15/33, par and fair value of $901,294 and $910,076, respectively)	850	850,000

		3,475,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $3,475,000)		3,475,000

U.S. GOVERNMENT OBLIGATIONS — 2.36%
U.S. Treasury Notes
0.50%, 06/30/16[e]	650	649,899

		649,899

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $649,705)		649,899

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.14%[f,g,h]	602	601,860
BlackRock Cash Funds: Prime,
SL Agency Shares
0.12%[f,g,h]	63	62,765

TOTAL MONEY MARKET FUNDS
(Cost: $664,625)		664,625

4

Schedule of Investments   (Unaudited) (Continued)

iSHARES® LIQUIDITY INCOME ETF

July 31, 2014

Value

TOTAL INVESTMENTS IN SECURITIES — 102.07%
(Cost: $28,083,441)	$28,107,471
Other Assets, Less Liabilities — (2.07)%	(568,916)

NET ASSETS — 100.00%	$27,538,555

[a]	Rates shown are discount rates paid at the time of purchase.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	All or a portion of this security represents a security on loan. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 24.64%
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.44%, 04/20/21[a,b]	$849	$839,176
American Credit Acceptance Receivables Trust Series 2014-1, Class A
1.14%, 03/12/18[a]	613	612,774
American Homes 4 Rent 2014-SFR1 Series 2014-SFR1, Class A
1.25%, 06/17/31[a,b]	459	459,914
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16	229	231,004
Series 2012-3, Class D
3.03%, 07/09/18 (Call 06/08/16)	1,700	1,754,189
Series 2013-1, Class D
2.09%, 02/08/19 (Call 11/08/16)	2,500	2,507,455
ARI Fleet Lease Trust Series 2014-A, Class A2
0.81%, 11/15/22[a]	1,045	1,045,083
Avalon IV Capital Ltd. Series 2012-1AR, Class AR
1.40%, 04/17/23[a,b]	1,435	1,432,764
Chase Issuance Trust Series 2013-A9, Class A
0.57%, 11/16/20[b]	2,000	2,004,304
Chatham Light CLO Ltd. Series 2005-2A, Class B
0.92%, 08/03/19[a,b]	2,000	1,970,586
Chesapeake Funding LLC Series 2012-1A, Class B
1.76%, 11/07/23[a,b]	1,635	1,653,062
Citibank Credit Card Issuance Trust Series 2013-A4, Class A4
0.58%, 07/24/20[b]	2,000	2,010,414
CNH Wholesale Master Note Trust Series 2013-2A, Class B
1.05%, 08/15/19[a,b]	300	300,615
COA Caerus CLO Ltd. Series 2007-6A, Class A1
0.87%, 12/13/19[a,b]	2,000	1,973,922
Cornerstone CLO Ltd. Series 2007-1A, Class A1S
0.45%, 07/15/21[a,b]	500	493,304
Credit Acceptance Auto Loan Trust Series 2012-1A, Class A
2.20%, 09/16/19[a]	255	256,426
Dryden Senior Loan Fund Series 2011-22A, Class A1R
1.40%, 01/15/22[a,b]	1,420	1,418,731
DT Auto Owner Trust Series 2014-1A, Class B
1.43%, 03/15/18[a]	2,000	2,004,224
Ford Credit Auto Owner Trust Series 2012-B, Class D
2.93%, 10/15/18 (Call 06/15/16)	1,790	1,849,131

Security	Principal (000s)	Value

Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17[a]	$150	$153,535
Series 2012-2, Class D
3.50%, 01/15/19	1,885	1,969,710
Series 2012-4, Class B
0.94%, 09/15/16	1,505	1,506,622
Series 2012-4, Class D
2.09%, 09/15/16	515	516,290
Series 2013-3, Class A1
0.79%, 06/15/17	1,240	1,243,063
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
1.24%, 01/17/45[a]	1,000	1,000,900
ING Investment Management Co.Ltd. Series 2012-1RA, Class A1R
1.43%, 03/14/22[a,b]	1,435	1,432,141
Katonah Ltd. Series 2007-10A, Class A2B
0.47%, 04/17/20[a,b]	1,637	1,619,967
MBNA Credit Card Master Note Trust Series 2005-B3, Class B3
0.63%, 03/19/18[c]	590	784,699
Navient Student Loan Trust Series 2014-CT, Class A
0.88%, 09/16/24[a,b,d]	425	425,000
OHA Intrepid Leveraged Loan Fund Ltd. Series 2011-1AR, Class AR
1.15%, 04/20/21[a,b]	1,159	1,152,631
OneMain Financial Issuance Trust Series 2014-2A, Class A
2.47%, 09/18/24 (Call 07/18/16)[a,d]	3,310	3,309,487
Palmer Square CLO Ltd. Series 2014-1A, Class A1
1.54%, 10/17/22[a,b]	2,500	2,493,130
PFS Financing Corp.
Series 2014-AA, Class A
0.75%, 02/15/19[a,b]	1,000	1,001,637
Series 2014-AA, Class B
1.10%, 02/15/19[a,b]	1,100	1,100,344
Regatta Funding Ltd. Series 2007-1A, Class A1L
0.48%, 06/15/20[a,b]	1,074	1,060,769
Santander Drive Auto Receivables Trust
1.76%, 01/15/19	2,250	2,268,374
Series 2012-2, Class D
3.87%, 02/15/18 (Call 04/15/16)	2,000	2,074,976
Series 2012-AA, Class C
1.78%, 11/15/18[a]	1,545	1,552,206
Series 2012-AA, Class D
2.46%, 12/17/18 (Call 08/15/16)[a]	2,500	2,532,503
Series 2013-2, Class B
1.33%, 03/15/18	2,400	2,412,367
Series 2013-3, Class A3
0.70%, 10/16/17	1,000	1,001,831
Series 2013-5, Class A2B
0.53%, 04/17/17[b]	287	286,728
Series 2013-5, Class B
1.55%, 10/15/18	775	776,203
Series 2014-S1, Class R
1.42%, 08/16/18[a,d]	1,018	1,017,624

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Santander Drive Auto Receivables Trust 2014-1 Series 2014-1, Class D
2.91%, 04/15/20 (Call 01/15/18)	$2,245	$2,280,190
Santander Drive Auto Receivables Trust 2014-3 Series 2014-3, Class B
1.45%, 05/15/19	785	783,213
Silver Bay Realty 2014-1 Trust
1.00%, 09/17/31[a,b]	1,046	1,046,000
SLM Private Education Loan Trust 2011-A Series 2011-A, Class A1
1.15%, 10/15/24[a,b]	1,274	1,279,477
SLM Private Education Loan Trust 2011-C Series 2011-C, Class A1
1.55%, 12/15/23[a,b]	1,400	1,410,828
SLM Private Education Loan Trust 2012-B Series 2012-B, Class A2
3.48%, 10/15/30[a]	1,250	1,304,355
SLM Private Education Loan Trust 2013-C Series 2013-C, Class A2B
1.55%, 10/15/31[a,b]	1,750	1,790,392
SLM Private Education Loan Trust 2014-A Series 2014-A, Class A1
0.75%, 07/15/22[a,b]	425	426,206
SLM Student Loan Trust
Series 2004-A, Class A2
0.43%, 03/16/20[b]	862	859,539
Series 2006-4, Class A5
0.33%, 10/27/25[b]	2,901	2,893,514
Series 2006-A, Class A4
0.42%, 12/15/23[b]	1,125	1,112,010
Series 2011-C, Class A2A
3.40%, 10/17/44[a,b]	2,000	2,148,906
Series 2012-A, Class A1
1.55%, 08/15/25[a,b]	1,091	1,105,540
Series 2012-C, Class A1
1.25%, 08/15/23[a,b]	1,217	1,225,302
Series 2012-E, Class A1
0.90%, 10/16/23[a,b]	1,015	1,019,218
Series 2012-E, Class A2B
1.90%, 06/15/45[a,b]	250	258,327
Series 2013-A, Class A2B
1.20%, 05/17/27[a,b]	265	267,454
Series 2013-B, Class A1
0.80%, 07/15/22[a,b]	1,422	1,425,237
Series 2013-C, Class A1
1.00%, 02/15/22[a,b]	1,955	1,964,588
Wheels SPV 2 LLC Series 2014-1A, Class A2
0.84%, 03/20/23[a]	580	578,997

		84,689,108

TOTAL ASSET-BACKED SECURITIES
(Cost: $84,673,406)		84,689,108

COLLATERALIZED MORTGAGE OBLIGATIONS —14.70%

MORTGAGE-BACKED SECURITIES — 14.70%
Banc of America Commercial Mortgage Trust 2007-3 Series 2007-3, Class A1A
5.56%, 06/10/49[b]	1,404	1,511,274
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A

Security	Principal (000s)		Value

4.93%, 07/10/45		$526	$541,296
Series 2006-2, Class A4
5.73%, 05/10/45[b]		1,925	2,052,974
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY, Class A
1.20%, 09/15/26[a,b]		525	525,973
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PWR7, Class A3
5.12%, 02/11/41[b]		3,000	3,035,232
Series 2005-PWR8, Class A4
4.67%, 06/11/41		224	228,969
Series 2006-PW12, Class A4
5.71%, 09/11/38[b]		1,245	1,335,020
Series 2006-PW14, Class A1A
5.19%, 12/11/38		220	237,714
Series 2007-PW15, Class A1A
5.32%, 02/11/44		260	282,026
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4
5.43%, 10/15/49		2,000	2,156,914
Series 2014-388G, Class A
0.90%, 06/15/33[a,b]		2,125	2,129,930
COMM Mortgage Trust
Series 2006-C7, Class A4
5.75%, 06/10/46[b]		1,887	2,012,560
Series 2007-C9, Class A4
5.80%, 12/10/49[b]		1,320	1,467,612
Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3
5.31%, 12/15/39		500	537,556
Series 2014-SURF, Class A
1.01%, 02/15/29[a,b]		2,000	2,001,928
Credit Suisse Commercial Mortgage Trust Series 2006-C1 Series 2006-C1, Class AJ
5.46%, 02/15/39[b]		791	834,873
DBRR Trust Series 2013-EZ2, Class A
0.85%, 02/25/45 (Call 09/17/14)[a,b,d]		1,721	1,719,704
FCT Marsollier Mortgages Series 2009-1, Class A
0.71%, 09/27/50[c]	EUR	551	734,152
GMAC Commercial Mortgage Securities Inc. Series 2006-C1, Class A1A
5.23%, 11/10/45[b]		$1,843	1,934,077
Granite Master Issuer PLC
Series 2005-1, Class A4
0.35%, 12/20/54[b]		494	490,591
Series 2006-1A, Class A5
0.29%, 12/20/54[a,b]		712	706,867
Series 2006-3, Class A3
0.23%, 12/20/54[b]		348	345,913
Series 2006-3, Class A4
0.23%, 12/20/54[b]		561	557,298
Series 2007-1, Class 2A1
0.29%, 12/20/54[b]		851	844,497
Series 2007-2, Class 2A1
0.23%, 12/17/54[b]		673	667,575
Series 2007-2, Class 3A1
0.33%, 12/17/54[b]		913	906,681
Series 2007-2, Class 4A1
0.24%, 12/17/54[b]		170	168,639

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.59%, 11/10/39 (Call 10/06/16)	$1,000	$1,082,024
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43[b]	801	837,044
Series 2006-LDP9, Class A3
5.34%, 05/15/47	2,500	2,697,492
Series 2007-CB18, Class A1A
5.43%, 06/12/47[b]	249	270,911
Series 2007-CB18, Class A4
5.44%, 06/12/47	1,969	2,134,888
Series 2007-CB20, Class A4
5.79%, 02/12/51[b]	1,895	2,085,709
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class A3
5.35%, 11/15/38	525	568,543
Series 2007-C2, Class A3
5.43%, 02/15/40	1,979	2,156,766
LB–UBS Commercial Mortgage Trust
5.85%, 06/15/38[b]	1,250	1,349,668
ML-CFC Commercial Mortgage Trust 2007-9
Series 2007-9, Class A4
5.70%, 09/12/49	1,425	1,571,563
Morgan Stanley Capital I Inc.
Series 2006-IQ12, Class A1A
5.32%, 12/15/43	410	442,445
Series 2007-IQ15, Class A4
5.91%, 06/11/49[b]	1,695	1,879,106
Series 2007-T25, Class A3
5.51%, 11/12/49[b]	500	543,850
Morgan Stanley Re-REMIC Trust
Series 2011-IO, Class B
0.00%, 03/23/51[a,d]	1,750	1,722,000
Puma Finance Ltd. Series G5, Class A1
0.37%, 02/21/38[a,b]	715	707,958
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45[b]	218	230,467
Series 2006-C29, Class A1A
5.30%, 11/15/48	239	258,855

		50,507,134

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $50,584,936)		50,507,134

CORPORATE BONDS & NOTES — 58.13%

ADVERTISING — 0.22%
Omnicom Group Inc.
5.90%, 04/15/16	700	756,378

		756,378
AGRICULTURE — 0.78%
Altria Group Inc.
4.13%, 09/11/15	200	207,473
BAT International Finance PLC
1.40%, 06/05/15[a]	1,000	1,007,011

Security	Principal (000s)	Value

Lorillard Tobacco Co.
3.50%, 08/04/16	$1,400	$1,461,145

		2,675,629
AIRLINES — 1.31%
Continental Airlines Inc. 2009-1 Pass Through Trust
Series 09-1
9.00%, 01/08/18	2,612	2,919,202
Delta Air Lines 2010-1 Class B Pass Through Trust
Series 101B
6.38%, 07/02/17[a]	1,500	1,590,000

		4,509,202
AUTO MANUFACTURERS — 1.46%
Daimler Finance North America LLC
1.00%, 08/01/17[a,b]	1,700	1,700,503
1.30%, 07/31/15[a]	500	503,466
2.63%, 09/15/16[a]	1,000	1,030,798
3.00%, 03/28/16[a]	750	774,281
Nissan Motor Acceptance Corp.
0.78%, 03/03/17[a,b]	250	250,702
0.93%, 09/26/16[a,b]	750	754,772

		5,014,522
BANKS — 19.56%
ABN AMRO Bank NV
1.04%, 10/28/16[a,b]	635	640,563
Bank of America Corp.
1.05%, 03/22/16[b]	2,750	2,770,210
1.35%, 11/21/16	300	300,823
3.63%, 03/17/16	2,350	2,449,506
3.70%, 09/01/15[e]	1,000	1,031,133
Series B
5.30%, 09/30/15	700	734,580
Banque Federative du Credit Mutuel SA
1.08%, 01/20/17[a,b]	1,000	1,008,276
Barclays Bank PLC
0.81%, 02/17/17[b]	1,650	1,654,968
BNP Paribas SA
0.82%, 12/12/16[b]	750	752,282
3.60%, 02/23/16	1,000	1,041,176
BPCE SA
0.86%, 06/17/17[b]	700	699,794
1.07%, 02/10/17[b]	1,000	1,009,708
Capital One Financial Corp.
1.00%, 11/06/15	2,220	2,226,398
3.15%, 07/15/16[e]	1,400	1,457,312
5.50%, 06/01/15	1,250	1,299,846
Citigroup Inc.
1.19%, 07/25/16[b]	975	985,161
1.25%, 01/15/16	4,586	4,610,416
4.59%, 12/15/15	2,900	3,048,016
5.00%, 09/15/14	200	201,011
Danske Bank A/S
3.75%, 04/01/15[a]	1,000	1,021,150
Deutsche Bank AG London
3.25%, 01/11/16	500	517,362
Deutsche Bank Financial LLC
5.38%, 03/02/15	1,100	1,129,534
Fifth Third Bancorp
0.65%, 12/20/16[b]	750	744,889
3.63%, 01/25/16	750	780,798

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Goldman Sachs Group Inc. (The)
0.68%, 03/22/16[b]	$4,665	$4,665,271
1.60%, 11/23/15	1,700	1,717,586
3.63%, 02/07/16	1,750	1,819,592
Huntington National Bank (The)
0.66%, 04/24/17 (Call 03/25/17)[b]	475	475,316
ING Bank NV
1.18%, 03/07/16[a,b]	800	806,979
4.00%, 03/15/16[a]	1,250	1,310,222
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,000	1,025,907
3.63%, 08/12/15[a]	200	204,356
J.P. Morgan Chase & Co.
0.85%, 02/26/16[b]	1,575	1,583,352
3.45%, 03/01/16	900	936,634
5.15%, 10/01/15	1,700	1,783,694
5.25%, 05/01/15[e]	2,150	2,221,288
KeyCorp
3.75%, 08/13/15	2,250	2,322,682
Lloyds Bank PLC
4.38%, 01/12/15[a]	1,975	2,008,308
Morgan Stanley
1.48%, 02/25/16[b]	1,750	1,775,784
3.80%, 04/29/16	500	523,743
4.20%, 11/20/14	500	505,459
5.38%, 10/15/15	1,350	1,423,455
6.00%, 04/28/15	370	383,956
MUFG Union Bank N.A.
0.98%, 09/26/16[b]	1,000	1,010,019
Regions Financial Corp.
7.75%, 11/10/14	750	764,291
Royal Bank of Scotland Group PLC
1.00%, 03/31/17[b]	1,150	1,157,810
3.95%, 09/21/15	160	165,521
State Bank of India
4.50%, 07/27/15[c]	750	771,903
Sumitomo Mitsui Trust Bank Ltd.
1.01%, 09/16/16[a,b]	500	503,361
Wachovia Corp./Wells Fargo & Co.
0.60%, 10/15/16[b]	3,250	3,244,745

		67,226,146
BEVERAGES — 0.09%
Coca-Cola Enterprises Inc.
2.13%, 09/15/15	300	304,863

		304,863
BIOTECHNOLOGY — 0.04%
Genentech Inc.
4.75%, 07/15/15	138	143,702

		143,702
CHEMICALS — 0.44%
Ecolab Inc.
1.00%, 08/09/15	1,500	1,505,967

		1,505,967

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.53%
ERAC USA Finance LLC
5.60%, 05/01/15[a]	$1,359	$1,408,923
5.90%, 11/15/15[a]	400	425,833

		1,834,756
COMPUTERS — 0.89%
Computer Sciences Corp.
2.50%, 09/15/15	725	736,593
Hewlett-Packard Co.
2.13%, 09/13/15	1,750	1,776,666
2.35%, 03/15/15	550	556,041

		3,069,300
DIVERSIFIED FINANCIAL SERVICES — 4.75%
Air Lease Corp.
4.50%, 01/15/16	2,300	2,386,250
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
5.30%, 10/30/15	700	738,854
Ford Motor Credit Co. LLC
1.47%, 05/09/16[b]	1,500	1,520,994
1.70%, 05/09/16	250	252,681
2.50%, 01/15/16	1,000	1,021,916
3.88%, 01/15/15	2,500	2,537,083
4.21%, 04/15/16	750	788,636
5.63%, 09/15/15	260	273,614
12.00%, 05/15/15	1,200	1,306,888
Harley-Davidson Financial Services Inc.
1.15%, 09/15/15[a]	1,200	1,205,190
Harley-Davidson Funding Corp.
5.75%, 12/15/14[a]	1,175	1,197,183
HSBC Finance Corp.
0.66%, 06/01/16[b]	2,025	2,025,439
5.00%, 06/30/15	1,025	1,066,345

		16,321,073
ELECTRIC — 2.27%
LG&E and KU Energy LLC
2.13%, 11/15/15	1,233	1,249,170
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	2,415	2,476,887
Progress Energy Inc.
5.63%, 01/15/16	2,000	2,137,004
Southern Power Co. Series D
4.88%, 07/15/15	1,871	1,947,692

		7,810,753
ELECTRONICS — 0.37%
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	1,000	1,018,995
3.20%, 03/01/16	239	247,454

		1,266,449

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

FOOD — 0.31%
Nabisco Inc.
7.55%, 06/15/15	$1,000	$1,059,788

		1,059,788
FOREST PRODUCTS & PAPER — 0.67%
Georgia-Pacific LLC
7.70%, 06/15/15	1,000	1,060,222
International Paper Co.
5.30%, 04/01/15	1,200	1,236,504

		2,296,726
HEALTH CARE — PRODUCTS — 1.08%
Covidien International Finance SA
1.35%, 05/29/15	1,000	1,006,946
2.80%, 06/15/15	370	377,153
Life Technologies Corp.
3.50%, 01/15/16	2,250	2,331,011

		3,715,110
HEALTH CARE — SERVICES — 0.86%
Coventry Health Care Inc.
6.13%, 01/15/15	750	768,755
WellPoint Inc.
5.25%, 01/15/16	2,050	2,181,870

		2,950,625
INSURANCE — 2.92%
American International Group Inc.
2.38%, 08/24/15	1,555	1,580,939
5.05%, 10/01/15	1,187	1,247,469
Aon Corp.
3.50%, 09/30/15	381	392,697
Hartford Financial Services Group Inc. (The)
4.00%, 03/30/15	2,000	2,045,852
Liberty Mutual Group Inc.
6.70%, 08/15/16[a]	500	554,518
Manulife Financial Corp.
3.40%, 09/17/15	1,448	1,492,585
Prudential Financial Inc.
Series D 4.75%, 09/17/15	585	611,382
XLIT Ltd.
5.25%, 09/15/14	2,100	2,111,250

		10,036,692
LEISURE TIME — 0.88%
Carnival Corp.
1.20%, 02/05/16	3,000	3,013,908

		3,013,908
MANUFACTURING — 0.09%
Pentair Finance SA
1.35%, 12/01/15	300	301,974

		301,974

Security	Principal (000s)	Value

MEDIA — 2.26%
COX Communications Inc.
5.45%, 12/15/14	$1,150	$1,170,272
5.50%, 10/01/15	1,850	1,950,163
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.13%, 02/15/16	3,400	3,517,252
Time Warner Cable Inc.
3.50%, 02/01/15	1,100	1,117,035

		7,754,722
MINING — 0.59%
Freeport-McMoRan Inc.
1.40%, 02/13/15	2,026	2,033,622

		2,033,622
OIL & GAS — 1.85%
Anadarko Petroleum Corp.
5.95%, 09/15/16	1,300	1,430,962
Marathon Oil Corp.
0.90%, 11/01/15	1,200	1,203,127
PC Financial Partnership
5.00%, 11/15/14	1,507	1,526,049
Pioneer Natural Resources Co.
5.88%, 07/15/16	1,300	1,417,814
Sunoco Inc.
9.63%, 04/15/15	752	795,351

		6,373,303
OIL & GAS SERVICES — 0.86%
Weatherford International Ltd.
5.50%, 02/15/16[e]	2,781	2,968,581

		2,968,581
PHARMACEUTICALS — 1.02%
Express Scripts Holding Co.
2.10%, 02/12/15	500	504,253
3.13%, 05/15/16	1,000	1,038,997
McKesson Corp.
0.95%, 12/04/15	587	588,820
Mylan Inc.
1.80%, 06/24/16	500	506,249
7.88%, 07/15/20 (Call 07/15/15)[a]	776	853,402

		3,491,721
REAL ESTATE INVESTMENT TRUSTS — 4.94%
American Tower Corp.
4.63%, 04/01/15	2,100	2,154,972
Boston Properties LP
5.00%, 06/01/15	1,175	1,216,841
5.63%, 04/15/15	200	206,860
ERP Operating LP
5.38%, 08/01/16	900	978,554
6.58%, 04/13/15	570	593,068
HCP Inc.
3.75%, 02/01/16	1,250	1,303,743
6.00%, 03/01/15	1,150	1,185,078
7.07%, 06/08/15	1,375	1,447,684

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Principal (000s)	Value

Health Care REIT Inc.
5.88%, 05/15/15	$2,100	$2,184,157
Host Hotels & Resorts LP
5.88%, 06/15/19 (Call 06/15/15)	2,420	2,585,368
Nationwide Health Properties Inc.
6.00%, 05/20/15	1,975	2,056,058
Ventas Realty LP/Ventas Capital Corp.
3.13%, 11/30/15	1,050	1,081,575

		16,993,958
RETAIL — 1.13%
AutoZone Inc.
5.75%, 01/15/15	1,500	1,534,739
CVS Caremark Corp.
3.25%, 05/18/15	193	197,184
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	2,000	2,136,016

		3,867,939
SAVINGS & LOANS — 0.47%
AmSouth Bank N.A.
Series AI 5.20%, 04/01/15[e]	250	256,881
Santander Holdings USA Inc.
3.00%, 09/24/15 (Call 08/24/15)	1,000	1,025,077
4.63%, 04/19/16	319	338,065

		1,620,023
SOFTWARE — 0.07%
Fiserv Inc.
3.13%, 10/01/15	250	256,522

		256,522
TELECOMMUNICATIONS — 1.62%
America Movil SAB de CV
5.75%, 01/15/15	1,300	1,327,937
Verizon Communications Inc.
1.76%, 09/15/16[b]	3,250	3,335,907
4.90%, 09/15/15	400	419,025
Vodafone Group PLC
1.00%, 02/19/16[b]	500	501,199

		5,584,068
TRANSPORTATION — 2.09%
Asciano Finance Ltd.
3.13%, 09/23/15[a]	1,185	1,208,455
CSX Corp.
6.25%, 04/01/15	1,250	1,296,520
JB Hunt Transport Services Inc.
3.38%, 09/15/15	857	880,196
Kansas City Southern de Mexico SA de CV
0.94%, 10/28/16[b]	1,000	1,003,309
Ryder System Inc.
3.15%, 03/02/15	1,385	1,406,227
7.20%, 09/01/15	1,000	1,066,935

Security	Principal or Shares (000s)	Value

Union Pacific Corp.
7.00%, 02/01/16	$300	$324,870

		7,186,512
TRUCKING & LEASING — 1.71%
GATX Corp.
4.75%, 05/15/15	825	851,382
GATX Financial Corp.
5.70%, 04/15/15[e]	1,000	1,032,939
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.13%, 05/11/15[a]	3,905	3,979,581

		5,863,902

TOTAL CORPORATE BONDS & NOTES
(Cost: $199,771,775)		199,808,436

MUNICIPAL DEBT OBLIGATIONS — 0.42%

CALIFORNIA — 0.42%
State of California GO
0.85%, 02/01/15	1,435	1,439,233

		1,439,233

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,436,068)		1,439,233

SHORT-TERM INVESTMENTS — 4.52%

MONEY MARKET FUNDS — 4.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.14%[f,g,h]	5,165	5,164,509
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[f,g,h]	539	538,584

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® SHORT MATURITY BOND ETF

July 31, 2014

Security	Shares (000s)	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[f,g]	9,827	$9,827,456

		15,530,549

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,530,549)		15,530,549

TOTAL INVESTMENTS IN SECURITIES —102.41% (Cost: $351,996,734)		351,974,460
Other Assets, Less Liabilities — (2.41)%		(8,276,468)

NET ASSETS—100.00%		$343,697,992

EUR — Euro

GO — General Obligation

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	All or a portion of this security represents a security on loan. See Note 1.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of July 31, 2014 were as follows:

Currency to be Delivered		Currency to be Received		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR	1,132,000	USD	1,531,330	10/21/2014	JPM	$16,309

Counterparties:

JPM — J.P. Morgan Chase Bank N.A.

See accompanying notes to schedules of investments.

12

Notes to Schedules of Investments  (Unaudited)

iSHARES® U.S. ETF TRUST

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF
Interest Rate Hedged Corporate Bond[a]
Interest Rate Hedged High Yield Bond[a]
Liquidity Income[b]
Short Maturity Bond

[a]	The Fund commenced operations on May 27, 2014.
[b]	The Fund commenced operations on December 11, 2013.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

13

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

•	Repurchase agreements are valued at amortized cost, which approximates market value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

14

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

Interest Rate Hedged Corporate Bond
Assets:
Investment Companies	$9,655,898		$—		$—	$9,655,898
Money Market Funds	195,740		—		—	195,740
Futures Contracts[a]	24,565		—		—	24,565

	$9,876,203	$		$		$9,876,203

Liabilities:
Futures Contracts[a]	(30,216)		—		—	(30,216)

	$9,845,987		$—		$—	$9,845,987

Interest Rate Hedged High Yield Bond
Assets:
Investment Companies	$24,115,285		$—		$—	$24,115,285
Money Market Funds	245,080		—		—	245,080
Futures Contracts[a]	42,759		—		—	42,759

	$24,403,124	$		$		$24,403,124

Liabilities:
Futures Contracts[a]	(1,627)		—		—	(1,627)

	$24,401,497		$—		$—	$24,401,497

Liquidity Income
Assets:
Asset-Backed Securities	$—		$2,013,953		$—	$2,013,953
Certificates of Deposit	—		2,925,260		—	2,925,260
Commercial Paper	—		1,623,281		—	1,623,281
Corporate Bonds & Notes	—		16,255,240		500,213	16,755,453
Repurchase Agreements	—		3,475,000		—	3,475,000
U.S. Government Obligations	—		649,899		—	649,899
Money Market Funds	664,625		—		—	664,625

	$664,625		$26,942,633		$500,213	$28,107,471

Short Maturity Bond
Assets:
Asset-Backed Securities	$—		$79,936,997		$4,752,111	$84,689,108
Collateralized Mortgage Obligations	—		47,065,430		3,441,704	50,507,134
Corporate Bonds & Notes	—		199,808,436		—	199,808,436
Municipal Debt Obligations	—		1,439,233		—	1,439,233
Money Market Funds	15,530,549		—		—	15,530,549
Forward Currency Contracts[a]			16,309			16,309

	$15,530,549		$328,250,096		$8,193,815	$351,974,460

[a]	Shown at the net unrealized appreciation (depreciation) on the contracts.

15

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

The following table includes a rollforward for the period ended July 31, 2014 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares Short Maturity Bond ETF	Asset-Backed Securities	Collateralized Mortgage Obligations
Balance at beginning of period	$631,056	$—
Realized gain (loss) and change in unrealized appreciation/depreciation	24	14,953
Purchases	5,149,463	1,701,875
Sales	(397,376)	(1,125,679)
Transfers ina	—	2,850,555
Transfers out[a]	(631,056)	—

Balance at end of period	$4,752,111 [b]	$3,441,704 [b]

Net change in unrealized appreciation/ depreciation on investments still held at end of period	$16	$(4,908)

[a]	Represents the value as of the beginning of the reporting period.
[b]	The Fund’s investments that are categorized as Level 3 were valued utilizing a single broker quote without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements. In a repurchase agreement, a Fund purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

16

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

FEDERAL INCOME TAXES

As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Corporate Bond	$9,915,115	$—	$(63,477)	$(63,477)
Interest Rate Hedged High Yield Bond	24,939,870	—	(579,505)	(579,505)
Liquidity Income	28,083,441	26,755	(2,725)	24,030
Short Maturity Bond	351,994,079	420,886	(440,505)	(19,619)

17

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended July 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period (000s)	Shares Purchased (000s)	Shares Sold (000s)	Shares Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Interest Rate Hedged Corporate Bond
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	84,150	(2,700)	81,450	$9,655,898	$54,541	$325

Interest Rate Hedged High Yield Bond
iShares iBoxx High $ Yield Corporate Bond ETF	—	263,275	(2,400)	260,875	$24,115,285	$87,992	$(103)

18

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® U.S. ETF TRUST

3.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

19

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: September 24, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: September 24, 2014